Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other payables

				$ million
		2023		2022
	Current	Non-current	Current	Non-current
Financial liabilities
Trade payables	42,406	—	47,210	—
Amounts payable to joint ventures and associates	3,034	—	2,660	—
Payables for capital expenditure and acquisitions	3,063	305	2,579	446
Payables related to the Gulf of Mexico oil spill	1,130	7,602	1,213	8,350
Other payables	7,313	663	5,995	1,133
	56,946	8,570	59,657	9,929
Non-financial liabilities
Sales taxes, customs duties, production taxes and social security	2,264	134	2,361	124
Other payables	1,945	1,372	1,966	334
	4,209	1,506	4,327	458
	61,155	10,076	63,984	10,387